INTERIM CONDENSED CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME (UNAUDITED) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Revenues	$ 14,750	$ 13,207	$ 26,813	$ 25,736
Cost of revenues	13,891	9,473	24,165	18,759
Gross profit before fair value adjustments	859	3,734	2,648	6,977
Fair value adjustments:
Realized fair value adjustments on inventory sold in the period	(15)	(278)	(25)	(617)
Total fair value adjustments	(15)	(278)	(25)	(617)
Gross profit	844	3,456	2,623	6,360
General and administrative expenses	2,163	2,389	4,495	5,563
Selling and marketing expenses	1,481	2,622	3,773	5,427
Restructuring expenses	0	334	0	617
Share-based compensation	88	(137)	120	121
Loss on deconsolidation	(19)	0	2,734	0
Total operating expenses	3,713	5,208	11,122	11,728
Operating loss	2,869	1,752	8,499	5,368
Finance income (expenses), net	(1,426)	(2,114)	(1,927)	621
Loss before income taxes	(4,295)	(3,866)	(10,426)	(4,747)
Income tax benefit	(839)	(160)	(950)	(175)
Net loss	(3,456)	(3,706)	(9,476)	(4,572)
Other comprehensive income (loss) that will not be reclassified to profit or loss in subsequent periods:
Remeasurement gain on defined benefit plan	0	0	67	36
Exchange differences on translation to presentation currency	187	(99)	1,517	(661)
Total other comprehensive income that will not be reclassified to profit or loss in subsequent periods	187	(99)	1,584	(625)
Other comprehensive income (loss) that will be reclassified to profit or loss in subsequent periods:
Adjustments arising from translating financial statements of foreign operation	9	311	(26)	466
Total other comprehensive income (loss) that will be reclassified to profit or loss in subsequent periods:	9	311	(26)	466
Total other comprehensive income (loss)	196	212	1,558	(159)
Total comprehensive loss	(3,260)	(3,494)	(7,918)	(4,731)
Net loss attributable to:
Equity holders of the Company	(3,029)	(3,459)	(8,652)	(4,059)
Non-controlling interests	(427)	(247)	(824)	(513)
Net Loss	(3,456)	(3,706)	(9,476)	(4,572)
Total comprehensive loss attributable to:
Equity holders of the Company	(2,840)	(3,250)	(7,101)	4,209
Non-controlling interests	(420)	(244)	(817)	522
Total comprehensive loss	$ (3,260)	$ (3,494)	$ (7,918)	$ (4,731)
Net income (loss) per share attributable to equity holders of the Company:
Basic loss per share (in CAD)	$ (0.23)	$ (0.26)	$ (0.65)	$ (0.33)
Diluted loss per share (in CAD)	(0.23)	(0.26)	(0.65)	(0.33)
Earnings (loss) per share attributable to equity holders of the Company: Basic loss per share (in CAD)	(0.23)	(0.26)	(0.65)	(0.33)
Earnings (loss) per share attributable to equity holders of the Company: Diluted loss per share (in CAD)	$ (0.23)	$ (0.26)	$ (0.65)	$ (0.33)